11. Land use right, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ZHEJIANG JIAHUAN
Land use right	¥ 7,987	¥ 7,987
Less: Accumulated amortisation	(1,536)	(1,373)
Net	6,451	6,614
Amortisation expense	163	163	¥ 163
ZHEJIANG TIANLAN
Land use right	7,361	7,361
Less: Accumulated amortisation	(1,465)	(1,316)
Net	5,896	6,045
Amortisation expense	¥ 149	¥ 149	¥ 141